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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09477

Voya Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

VY® Goldman Sachs Bond Portfolio

The schedules are not audited.

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 25.9%
		Basic Materials: 0.7%
300,000		Eastman Chemical Co., 3.800%, 03/15/25	$311,747	0.2
225,000		Freeport-McMoRan, Inc., 5.400%, 11/14/34	206,330	0.1
375,000		Mosaic Co/The, 4.250%, 11/15/23	400,649	0.2
375,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	390,000	0.2
			1,308,726	0.7

		Communications: 5.0%
550,000		21st Century Fox America, Inc., 4.000%, 10/01/23	590,329	0.3
775,000		Amazon.com, Inc., 3.300%, 12/05/21	807,389	0.4
400,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	415,226	0.2
475,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.950%, 01/15/25	490,372	0.3
325,000		Frontier Communications Corp., 9.250%, 07/01/21	378,219	0.2
175,000		Intelsat Jackson Holdings SA, 7.250%, 04/01/19	182,044	0.1
775,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	852,087	0.4
275,000		21st Century Fox America, Inc., 3.000%, 09/15/22	278,776	0.1
50,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	50,500	0.0
375,000		Sprint Nextel Corp., 7.875%, 09/15/23	384,375	0.2
350,000		Telefonica Emisiones SAU, 5.134%, 04/27/20	394,844	0.2
1,825,000		Time Warner Cable, Inc., 4.125%, 02/15/21	1,965,326	1.0
800,000		Verizon Communications, Inc., 2.625%, 02/21/20	815,373	0.4
725,000		Verizon Communications, Inc., 4.150%, 03/15/24	779,393	0.4
1,325,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,520,149	0.8
			9,904,402	5.0

		Consumer, Cyclical: 2.3%
950,000		CVS Caremark Corp., 3.375%, 08/12/24	987,082	0.5
375,000	#	Family Tree Escrow LLC, 5.750%, 03/01/23	395,625	0.2
1,175,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	1,385,076	0.7
575,000		General Motors Financial Co., Inc., 3.500%, 07/10/19	590,914	0.3
375,000		MGM Resorts International, 6.625%, 12/15/21	402,422	0.2
300,000		Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	310,796	0.2
350,000		Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	379,341	0.2
			4,451,256	2.3

		Consumer, Non-cyclical: 3.8%
975,000		Actavis Funding SCS, 2.350%, 03/12/18	988,735	0.5
675,000		Actavis Funding SCS, 3.450%, 03/15/22	692,379	0.4
300,000		Actavis Funding SCS, 4.850%, 06/15/44	319,946	0.2
475,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	491,875	0.2
200,000		Becton Dickinson and Co., 2.675%, 12/15/19	204,868	0.1
375,000		CHS/Community Health Systems, Inc., 5.125%, 08/01/21	388,125	0.2
700,000	#	EMD Finance LLC, 2.950%, 03/19/22	709,242	0.4
350,000		HCA, Inc., 6.500%, 02/15/20	394,975	0.2
375,000	#	Medtronic, Inc., 3.150%, 03/15/22	389,750	0.2
450,000	#	Pernod Ricard SA, 4.450%, 01/15/22	488,446	0.2
775,000		Synchrony Financial, 3.000%, 08/15/19	792,298	0.4
1,225,000		Sysco Corp., 3.500%, 10/02/24	1,272,704	0.6
450,000	#	Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21	488,389	0.2
			7,621,732	3.8

		Energy: 3.2%
575,000		Anadarko Petroleum Corp., 3.450%, 07/15/24	581,042	0.3
400,000	#	Antero Resources Corp., 5.625%, 06/01/23	397,000	0.2
420,000		Apache Corp., 4.250%, 01/15/44	414,982	0.2
275,000		Chesapeake Energy Corp., 5.375%, 06/15/21	268,125	0.1
400,000		Chesapeake Energy Corp., 5.750%, 03/15/23	392,000	0.2
50,000		Cimarex Energy Co., 4.375%, 06/01/24	49,875	0.0

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
400,000		ConocoPhillips Co., 3.350%, 11/15/24	$412,697	0.2
280,000		Devon Energy Corp., 4.750%, 05/15/42	300,650	0.2
125,000		Devon Energy Corp., 5.600%, 07/15/41	146,104	0.1
125,000		Enbridge, Inc., 3.500%, 06/10/24	123,025	0.1
375,000		Enterprise Products Operating L.P., 8.375%, 08/01/66	395,280	0.2
200,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	207,288	0.1
175,000		Enterprise Products Operating LLC, 7.034%, 01/15/68	189,316	0.1
475,000		Kinder Morgan, Inc./DE, 5.050%, 02/15/46	476,269	0.2
50,000		Laredo Petroleum, Inc., 6.250%, 03/15/23	50,000	0.0
650,000	#	MEG Energy Corp., 6.375%, 01/30/23	602,550	0.3
300,000		Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp. II, 8.375%, 06/01/20	328,500	0.2
300,000		Valero Energy Corp., 3.650%, 03/15/25	306,424	0.2
425,000		Williams Partners L.P., 3.600%, 03/15/22	422,997	0.2
300,000		Williams Partners L.P., 3.900%, 01/15/25	293,909	0.1
			6,358,033	3.2

		Financial: 9.6%
325,000	#	AIA Group Ltd., 3.200%, 03/11/25	328,539	0.2
375,000		American Campus Communities Operating Partnership L.P., 3.750%, 04/15/23	380,723	0.2
550,000		American Express Co., 6.800%, 09/01/66	578,985	0.3
200,000		American Tower Corp., 3.400%, 02/15/19	206,723	0.1
300,000		ARC Properties Operating Partnership L.P., 3.000%, 02/06/19	292,272	0.1
450,000		Arch Capital Group US, Inc., 5.144%, 11/01/43	499,222	0.3
450,000	#	Australia & New Zealand Banking Group Ltd., 4.500%, 03/19/24	471,124	0.2
750,000		Bank of America Corp., 4.000%, 04/01/24	798,995	0.4
275,000		Bank of America Corp., 6.500%, 10/29/49	291,500	0.1
1,000,000		Barclays Bank PLC, 2.500%, 02/20/19	1,020,904	0.5
400,000		Citigroup, Inc., 3.375%, 03/01/23	410,640	0.2
325,000		Citigroup, Inc., 5.875%, 12/29/49	329,063	0.2
50,000		Citigroup, Inc., 6.300%, 12/29/49	51,187	0.0
350,000		Compass Bank, 5.500%, 04/01/20	385,387	0.2
350,000	#	Credit Agricole SA, 4.375%, 03/17/25	354,603	0.2
600,000	#	Credit Suisse AG, 6.500%, 08/08/23	686,572	0.3
300,000	#	Credit Suisse Group AG, 6.250%, 12/29/49	295,650	0.2
250,000	#	Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25	253,238	0.1
375,000		Crown Castle International Corp., 5.250%, 01/15/23	395,625	0.2
425,000		Discover Financial Services, 3.750%, 03/04/25	428,981	0.2
350,000		Education Realty Operating Partnership L.P., 4.600%, 12/01/24	364,529	0.2
225,000		ERP Operating L.P., 4.500%, 07/01/44	243,187	0.1
275,000		HCP, Inc., 4.250%, 11/15/23	289,546	0.1
375,000		HSBC Holdings PLC, 6.375%, 03/29/49	384,375	0.2
875,000		ING Bank NV, 4.125%, 11/21/23	906,763	0.5
600,000	#	International Lease Finance Corp., 6.750%, 09/01/16	639,000	0.3
575,000		Intesa Sanpaolo SpA, 3.875%, 01/16/18	603,195	0.3
975,000	#	Intesa Sanpaolo SpA, 5.017%, 06/26/24	999,738	0.5
775,000		Lloyds Bank PLC, 2.350%, 09/05/19	785,387	0.4
425,000	#	Macquarie, 6.625%, 04/07/21	501,645	0.3
1,050,000		Morgan Stanley, 3.700%, 10/23/24	1,096,913	0.6
325,000		Morgan Stanley, 4.300%, 01/27/45	338,247	0.2
425,000		Morgan Stanley, 5.550%, 12/29/49	430,313	0.2
200,000		Royal Bank of Scotland PLC/The, 9.500%, 03/16/22	225,986	0.1
500,000		Royal Bank of Scotland PLC/The, 9.500%, 03/16/22	564,966	0.3
300,000		Santander Bank NA, 2.000%, 01/12/18	301,439	0.2
150,000		Select Income REIT, 3.600%, 02/01/20	153,966	0.1
200,000		Select Income REIT, 4.150%, 02/01/22	201,132	0.1
450,000	#	Sumitomo Mitsui Financial Group, Inc., 4.436%, 04/02/24	482,809	0.2

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
425,000	TD Ameritrade Holding Corp., 2.950%, 04/01/22	$432,512	0.2
400,000	# Teachers Insurance & Annuity Association of America, 4.900%, 09/15/44	452,730	0.2
275,000	# WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	284,990	0.1
		19,143,301	9.6

	Industrial: 0.5%
600,000	# Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.375%, 02/01/22	600,723	0.3
375,000	# Sealed Air Corp., 5.250%, 04/01/23	392,812	0.2
		993,535	0.5

	Materials: 0.3%
275,000	Ecolab, Inc., 5.500%, 12/08/41	336,431	0.2
225,000	LyondellBasell Industries NV, 5.000%, 04/15/19	248,337	0.1
		584,768	0.3

	Technology: 0.5%
975,000	Hewlett-Packard Co., 2.750%, 01/14/19	1,000,468	0.5

	Total Corporate Bonds/Notes
	(Cost $51,039,902)	51,366,221	25.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.7%
1,341,442	GS Mortgage Securities Trust 2007-GG10, 5.796%, 08/10/45	1,453,325	0.7

	Total Collateralized Mortgage Obligations
	(Cost $1,451,244)	1,453,325	0.7

U.S. TREASURY OBLIGATIONS: 38.3%
	U.S. Treasury Bonds: 4.3%
3,200,000	2.000%, due 02/15/25	3,220,499	1.6
5,300,000	2.500%, due 02/15/45	5,255,279	2.7
		8,475,778	4.3

	U.S. Treasury Notes: 34.0%
27,100,000	0.500%, due 02/28/17	27,080,949	13.6
7,600,000	0.500%, due 03/31/17	7,590,500	3.8
6,800,000	1.000%, due 02/15/18	6,827,091	3.4
19,600,000	1.375%, due 02/29/20	19,607,663	9.9
3,800,000	1.375%, due 03/31/20	3,800,889	1.9
2,700,000	1.750%, due 03/31/22	2,706,961	1.4
		67,614,053	34.0

	Total U.S. Treasury Obligations
	(Cost $75,604,177)	76,089,831	38.3

FOREIGN GOVERNMENT BONDS: 4.2%
300,000	Brazil Minas SPE via State of Minas Gerais, 5.333%, 02/15/28	288,000	0.1
BRL 518,000	Brazil Notas do Tesouro Nacional Serie B, 6.000%, 08/15/50	395,797	0.2
680,000	Brazilian Government International Bond, 4.250%, 01/07/25	667,250	0.3
320,000	Colombia Government International Bond, 4.000%, 02/26/24	330,720	0.2
200,000	# Costa Rica Government International Bond, 7.158%, 03/12/45	207,000	0.1
620,000	Croatia Government International Bond, 5.500%, 04/04/23	661,075	0.3
340,000	# Dominican Republic International Bond, 5.500%, 01/27/25	352,750	0.2
1,039,000	Israel Aid Bond, 5.500%, 12/04/23	1,300,176	0.7
1,375,000	Israel Government AID Bond, 5.500%, 09/18/23	1,713,022	0.9
EUR 300,000	Italy Buoni Poliennali Del Tesoro, 1.150%, 05/15/17	329,190	0.2
160,000	Mexico Government International Bond, 4.750%, 03/08/44	168,800	0.1
640,000	Mexico Government International Bond, 4.600%, 01/23/46	659,200	0.3
240,000	Petroleos de Venezuela SA, 6.000%, 11/15/26	75,960	0.0
EUR 800,000	# Spain Government Bond, 0.500%, 10/31/17	867,336	0.4
370,000	Venezuela Government International Bond, 6.000%, 12/09/20	128,575	0.1
370,000	Venezuela Government International Bond, 7.650%, 04/21/25	126,725	0.1

	Total Foreign Government Bonds
	(Cost $8,339,221)	8,271,576	4.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.6%
	Federal Home Loan Bank: 0.6%
1,195,000	1.875%, due 12/09/22	1,172,193	0.6

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: 1.6%##
3,000,000		3.062%, due 12/25/24	$3,154,212	1.6

		Federal National Mortgage Association: 17.4%##
4,000,000		0.750%, due 03/14/17	4,009,148	2.0
13,000,000	W	3.000%, due 11/25/42	13,291,485	6.7
9,000,000	W	3.500%, due 04/01/44	9,453,516	4.7
2,000,000	W	4.500%, due 04/25/39	2,182,188	1.1
5,000,000	W	6.000%, due 04/01/39	5,704,686	2.9
			34,641,023	17.4
	Total U.S. Government Agency Obligations
	(Cost $38,688,617)		38,967,428	19.6

ASSET-BACKED SECURITIES: 6.9%
		Other Asset-Backed Securities: 6.9%
250,000	#	B&M CLO 2014-1 Ltd., 2.204%, 04/16/26	245,441	0.1
1,600,000	#	Crown Point CLO III Ltd. 2015-3A ACOM, 1.802%, 12/31/27	1,566,355	0.8
250,000	#	Crown Point CLO III Ltd. 2015-3A B, 3.320%, 12/31/27	239,025	0.1
650,000	#	Greywolf CLO V Ltd. 2015-1A A1, 1.871%, 04/25/27	650,000	0.3
250,000	#	Greywolf CLO V Ltd. 2015-1A A2, 2.671%, 04/25/27	248,175	0.1
800,000	#	Halcyon Loan Advisors Funding 2015-1 Ltd., 1.721%, 04/20/27	792,000	0.4
2,000,000	#	ICG US CLO Ltd. 2014-1A ACOM, 1.527%, 04/20/26	1,949,400	1.0
1,200,000	#	OFSI Fund VI Ltd. 2014-6A ACOM, 1.440%, 03/20/25	1,167,000	0.6
2,550,000	#	OFSI Fund VII Ltd. 2014-7A ACOM, 1.872%, 10/18/26	2,508,180	1.3
1,350,000	#	Regatta IV Funding Ltd. 2014-1A ACOM, 1.766%, 07/25/26	1,336,095	0.7
1,650,000	#	Sound Point CLO VIII Ltd. 2015-1A A, 1.792%, 04/15/27	1,645,875	0.8
300,000	#	Sound Point CLO VIII Ltd. 2015-1A B, 2.312%, 04/15/27	293,430	0.2
1,000,000	#	Trinitas CLO II Ltd. 2014-2A ACOM, 1.629%, 07/15/26	979,300	0.5

	Total Asset-Backed Securities
	(Cost $13,567,768)		13,620,276	6.9

	Total Long-Term Investments
	(Cost $188,690,929)		189,768,657	95.6

SHORT-TERM INVESTMENTS: 21.0%
		Foreign Government Bonds: 1.4%
MXN 31,886,570	Z	Mexico Cetes, 2.960%, 06/18/15	2,077,273	1.0
MXN 13,023,060	Z	Mexico Cetes, 3.200%, 06/11/15	848,482	0.4
			2,925,755	1.4

		Mutual Funds: 19.6%
38,884,664		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
		(Cost $38,884,664)	38,884,664	19.6

	Total Short-Term Investments
	(Cost $41,786,285)		41,810,419	21.0

	Total Investments in Securities (Cost $230,477,214)		$231,579,076	116.6
	Liabilities in Excess of Other Assets		(32,985,519)	(16.6)
	Net Assets		$198,593,557	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
W	Settlement is on a when-issued or delayed-delivery basis.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL	Brazilian Real
EUR	EU Euro
MXN	Mexican Peso

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,331,152
Gross Unrealized Depreciation	(229,290)

Net Unrealized Appreciation	$1,101,862

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$51,366,221	$–	$51,366,221
Collateralized Mortgage Obligations	–	1,453,325	–	1,453,325
Foreign Government Bonds	–	8,271,576	–	8,271,576
U.S. Treasury Obligations	–	76,089,831	–	76,089,831
U.S. Government Agency Obligations	–	38,967,428	–	38,967,428
Asset-Backed Securities	–	10,888,971	2,731,305	13,620,276
Short-Term Investments	38,884,664	2,925,755	–	41,810,419
Total Investments, at fair value	$38,884,664	$189,963,107	$2,731,305	$231,579,076
Other Financial Instruments+
Centrally Cleared Swaps	–	440,762	–	440,762
Forward Foreign Currency Contracts	–	410,903	–	410,903
Futures	73,777	–	–	73,777
Total Assets	$38,958,441	$190,814,772	$2,731,305	$232,504,518
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(635,996)	$–	$(635,996)
Forward Foreign Currency Contracts	–	(401,670)	–	(401,670)
Futures	(92,231)	–	–	(92,231)
Total Liabilities	$(92,231)	$(1,037,666)	$–	$(1,129,897)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolios's assets and liabilities during the period ended March 31, 2015:

	*Beginning Balance			Accrued Discounts/	Total Realized	**Net Change in Unrealized Appreciation/	Transfers Into	Transfers Out of	***Ending Balance
	2/20/2015	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2015
Asset Table
Investments, at fair value
Asset-Backed Securities	$-	$2,731,305	$-	$-	$-	$-	$-	$-	$2,731,305
Total Investments, at value	$-	$2,731,305	$-	$-	$-	$-	$-	$-	$2,731,305

* Portfolio incepted on February 20, 2015.

** As of March 31, 2015 total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

*** The Portfolio’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on significant unobservable inputs. A significant change in third party information could result in a significantly lower or higher fair value in such Level 3 investments.

At March 31, 2015, the following forward foreign currency contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	Australian Dollar	473,000	Buy	06/17/15	$362,436	$358,716	$(3,720)
Bank of America	Polish Zloty	685,365	Buy	06/17/15	183,227	180,398	(2,829)
Bank of America	EU Euro	334,000	Buy	06/17/15	365,338	359,513	(5,825)
Bank of America	EU Euro	676,000	Buy	06/17/15	726,825	727,636	811
Barclays Bank PLC	Brazilian Real	290,838	Buy	04/02/15	99,000	91,128	(7,872)
Barclays Bank PLC	Polish Zloty	689,209	Buy	06/17/15	183,544	181,410	(2,134)
Barclays Bank PLC	EU Euro	269,000	Buy	06/17/15	291,792	289,547	(2,245)
Barclays Bank PLC	Swedish Krona	481,289	Buy	06/17/15	56,011	55,953	(58)
Barclays Bank PLC	EU Euro	336,000	Buy	06/17/15	366,581	361,665	(4,916)
Barclays Bank PLC	Japanese Yen	43,599,980	Buy	06/17/15	365,000	363,922	(1,078)
Barclays Bank PLC	British Pound	244,271	Buy	06/17/15	362,475	362,165	(310)
Barclays Bank PLC	EU Euro	338,000	Buy	06/17/15	365,301	363,818	(1,483)
Barclays Bank PLC	British Pound	124,154	Buy	06/17/15	185,677	184,075	(1,602)
Barclays Bank PLC	EU Euro	341,000	Buy	06/17/15	361,612	367,047	5,435
Barclays Bank PLC	Swedish Krona	829,175	Buy	06/17/15	99,495	96,397	(3,098)
BNP Paribas Bank	Japanese Yen	43,495,772	Buy	06/17/15	365,000	363,052	(1,948)
BNP Paribas Bank	British Pound	240,911	Buy	06/17/15	359,590	357,183	(2,407)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Canadian Dollar	231,226	Buy	06/17/15	$182,000	$182,376	$376
JPMorgan Chase & Co.	EU Euro	332,000	Buy	06/17/15	364,656	357,360	(7,296)
JPMorgan Chase & Co.	EU Euro	333,000	Buy	06/17/15	364,632	358,436	(6,196)
JPMorgan Chase & Co.	Japanese Yen	43,634,910	Buy	06/17/15	365,000	364,214	(786)
JPMorgan Chase & Co.	Canadian Dollar	232,147	Buy	06/17/15	182,000	183,103	1,103
JPMorgan Chase & Co.	EU Euro	343,000	Buy	06/17/15	363,127	369,200	6,073
JPMorgan Chase & Co.	Mexican Peso	10,516,911	Buy	06/17/15	679,488	685,898	6,410
JPMorgan Chase & Co.	Swedish Krona	3,117,356	Buy	06/17/15	361,298	362,414	1,116
Citigroup, Inc.	Turkish Lira	472,969	Buy	06/17/15	182,000	178,433	(3,567)
Citigroup, Inc.	Canadian Dollar	228,998	Buy	06/17/15	182,000	180,619	(1,381)
Citigroup, Inc.	EU Euro	170,000	Buy	06/17/15	180,276	182,986	2,710
Citigroup, Inc.	Mexican Peso	5,678,042	Buy	06/17/15	362,000	370,314	8,314
Citigroup, Inc.	Turkish Lira	276,704	Buy	06/17/15	104,167	104,390	223
Credit Suisse Group AG	Indian Rupee	11,466,780	Buy	04/27/15	183,000	183,209	209
Credit Suisse Group AG	Chilean Peso	115,873,940	Buy	04/24/15	182,000	185,199	3,199
Deutsche Bank AG	Colombian Peso	476,745,000	Buy	04/10/15	177,245	183,177	5,932
Deutsche Bank AG	Colombian Peso	477,659,000	Buy	04/13/15	181,000	183,459	2,459
Deutsche Bank AG	Polish Zloty	713,032	Buy	06/17/15	179,536	187,680	8,144
Deutsche Bank AG	Hungarian Forint	36,584,638	Buy	06/17/15	126,879	130,711	3,832
Deutsche Bank AG	Hungarian Forint	54,812,485	Buy	06/17/15	197,316	195,837	(1,479)
Deutsche Bank AG	Indonesian Rupiah	1,304,500,000	Buy	05/29/15	100,000	98,020	(1,980)
Deutsche Bank AG	Mexican Peso	2,741,552	Buy	06/17/15	182,000	178,800	(3,200)
Deutsche Bank AG	Canadian Dollar	231,776	Buy	06/17/15	181,000	182,810	1,810
Deutsche Bank AG	EU Euro	279,000	Buy	06/17/15	296,086	300,311	4,225
Deutsche Bank AG	New Zealand Dollar	983,000	Buy	06/17/15	720,197	729,447	9,250
JPMorgan Chase & Co.	Brazilian Real	343,274	Buy	04/02/15	108,000	107,557	(443)
JPMorgan Chase & Co.	Turkish Lira	477,317	Buy	06/17/15	182,000	180,073	(1,927)
Morgan Stanley	Brazilian Real	844,273	Buy	04/02/15	259,059	264,534	5,475
Morgan Stanley	Brazilian Real	585,891	Buy	04/02/15	182,000	183,576	1,576
Morgan Stanley	Brazilian Real	587,054	Buy	04/02/15	181,000	183,940	2,940
Morgan Stanley	Russian Ruble	10,696,304	Buy	04/20/15	182,000	182,149	149
Morgan Stanley	Brazilian Real	577,430	Buy	04/02/15	199,000	180,925	(18,075)
Morgan Stanley	Russian Ruble	11,101,581	Buy	04/13/15	174,607	189,711	15,104
Morgan Stanley	South Korean Won	409,386,434	Buy	04/20/15	361,138	368,790	7,652
Morgan Stanley	Turkish Lira	946,710	Buy	06/17/15	353,148	357,156	4,008
Morgan Stanley	EU Euro	1,025,000	Buy	06/17/15	1,087,294	1,103,294	16,000
Morgan Stanley	Mexican Peso	10,566,577	Buy	06/17/15	679,872	689,136	9,264
Morgan Stanley	South African Rand	2,359,329	Buy	06/17/15	196,758	192,063	(4,695)
The Royal Bank of Canada	Indian Rupee	60,709,420	Buy	04/15/15	961,886	970,031	8,145
The Royal Bank of Canada	Canadian Dollar	456,263	Buy	06/17/15	365,000	359,871	(5,129)
The Royal Bank of Canada	Canadian Dollar	231,637	Buy	06/17/15	181,000	182,701	1,701
The Royal Bank of Canada	EU Euro	684,000	Buy	06/17/15	724,137	736,247	12,110
The Royal Bank of Canada	EU Euro	344,640	Buy	06/17/15	366,404	370,965	4,561
The Royal Bank of Canada	Brazilian Real	298,570	Buy	04/02/15	99,000	93,550	(5,450)
The Royal Bank of Scotland Group PLC	Australian Dollar	238,000	Buy	06/17/15	181,091	180,496	(595)
The Royal Bank of Scotland Group PLC	Mexican Peso	6,660,562	Buy	06/17/15	438,304	434,392	(3,912)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Royal Bank of Scotland Group PLC	Turkish Lira	485,187	Buy	06/17/15	$181,000	$183,042	$2,042
The Royal Bank of Scotland Group PLC	Turkish Lira	486,003	Buy	06/17/15	181,000	183,350	2,350
Standard Chartered PLC	Indian Rupee	22,764,660	Buy	04/13/15	361,000	363,743	2,743
Standard Chartered PLC	Malaysian Ringgit	1,181,605	Buy	04/10/15	320,088	318,673	(1,415)
Standard Chartered PLC	Indian Rupee	52,785,184	Buy	04/13/15	835,473	843,423	7,950
Standard Chartered PLC	South African Rand	2,191,972	Buy	06/17/15	182,000	178,439	(3,561)
Standard Chartered PLC	Singapore Dollar	501,236	Buy	06/17/15	362,000	364,537	2,537
Standard Chartered PLC	Singapore Dollar	308,004	Buy	06/17/15	223,208	224,005	797
Standard Chartered PLC	South African Rand	6,074,000	Buy	06/17/15	507,029	494,459	(12,570)
State Street Bank	Japanese Yen	91,684,825	Buy	06/17/15	775,000	765,279	(9,721)
State Street Bank	Canadian Dollar	231,982	Buy	06/17/15	180,842	182,973	2,131
State Street Bank	Mexican Peso	11,477,226	Buy	06/17/15	733,229	748,529	15,300
State Street Bank	Canadian Dollar	458,562	Buy	06/17/15	363,000	361,684	(1,316)
State Street Bank	Swedish Krona	2,320,339	Buy	06/17/15	274,674	269,755	(4,919)
State Street Bank	South African Rand	2,338,007	Buy	06/17/15	195,200	190,327	(4,873)
State Street Bank	Hungarian Forint	53,034,312	Buy	06/17/15	188,012	189,484	1,472
UBS AG	EU Euro	336,000	Buy	06/17/15	364,323	361,665	(2,658)
UBS AG	Japanese Yen	44,027,802	Buy	06/17/15	364,000	367,493	3,493
UBS AG	EU Euro	343,000	Buy	06/17/15	364,998	369,200	4,202
UBS AG	EU Euro	688,000	Buy	06/17/15	724,483	740,553	16,070
UBS AG	British Pound	249,304	Buy	06/17/15	374,736	369,627	(5,109)
UBS AG	Brazilian Real	580,831	Buy	04/02/15	182,000	181,990	(10)
UBS AG	Brazilian Real	581,929	Buy	04/02/15	181,000	182,334	1,334
Westpac Bank	Japanese Yen	37,107,073	Buy	04/20/15	311,698	309,482	(2,216)
Westpac Bank	Australian Dollar	463,000	Buy	06/17/15	363,649	351,132	(12,517)
Westpac Bank	Canadian Dollar	360,424	Buy	06/17/15	281,507	284,279	2,772
Westpac Bank	Japanese Yen	43,993,785	Buy	06/17/15	363,000	367,209	4,209
							$61,197

Bank of America	Colombian Peso	113,021,920	Sell	04/30/15	$44,000	$43,316	$684
Bank of America	EU Euro	340,000	Sell	06/17/15	364,152	365,971	(1,819)
Barclays Bank PLC	South Korean Won	527,074,983	Sell	04/27/15	477,000	474,703	2,297
Barclays Bank PLC	Malaysian Ringgit	1,345,613	Sell	04/10/15	362,000	362,906	(906)
Barclays Bank PLC	Taiwan New Dollar	11,450,057	Sell	04/23/15	364,000	366,372	(2,372)
Barclays Bank PLC	New Zealand Dollar	75,038	Sell	06/17/15	56,020	55,683	337
Barclays Bank PLC	EU Euro	335,000	Sell	06/17/15	364,803	360,589	4,214
Barclays Bank PLC	EU Euro	329,266	Sell	06/17/15	363,719	354,417	9,302
Barclays Bank PLC	Japanese Yen	43,933,890	Sell	06/17/15	364,000	366,709	(2,709)
BNP Paribas Bank	South Korean Won	864,300,500	Sell	04/27/15	779,963	778,421	1,542
BNP Paribas Bank	EU Euro	335,000	Sell	06/17/15	364,057	360,589	3,468
BNP Paribas Bank	EU Euro	340,000	Sell	06/17/15	364,383	365,971	(1,588)
BNP Paribas Bank	Japanese Yen	43,836,933	Sell	06/17/15	362,000	365,900	(3,900)
JPMorgan Chase & Co.	EU Euro	1,082,471	Sell	04/28/15	1,175,386	1,164,345	11,041
JPMorgan Chase & Co.	Japanese Yen	152,322,732	Sell	06/17/15	1,259,292	1,271,413	(12,121)
JPMorgan Chase & Co.	Japanese Yen	43,671,680	Sell	06/17/15	362,000	364,521	(2,521)
JPMorgan Chase & Co.	Canadian Dollar	460,473	Sell	06/17/15	362,000	363,191	(1,191)
JPMorgan Chase & Co.	Canadian Dollar	458,335	Sell	06/17/15	362,000	361,506	494
JPMorgan Chase & Co.	Canadian Dollar	247,342	Sell	06/17/15	198,000	195,087	2,913
Citigroup, Inc.	South Korean Won	407,858,360	Sell	04/23/15	364,000	367,379	(3,379)
Citigroup, Inc.	Turkish Lira	524,552	Sell	06/17/15	198,000	197,893	107
Citigroup, Inc.	British Pound	181,553	Sell	04/13/15	270,421	269,295	1,126
Citigroup, Inc.	EU Euro	281,611	Sell	04/28/15	306,843	302,911	3,932

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	EU Euro	268,000	Sell	06/17/15	$291,504	$288,471	$3,033
Citigroup, Inc.	EU Euro	335,000	Sell	06/17/15	364,358	360,589	3,769
Citigroup, Inc.	Canadian Dollar	231,795	Sell	06/17/15	182,000	182,825	(825)
Citigroup, Inc.	Canadian Dollar	458,202	Sell	06/17/15	362,000	361,400	600
Citigroup, Inc.	EU Euro	1,022,000	Sell	06/17/15	1,087,541	1,100,065	(12,524)
Citigroup, Inc.	Australian Dollar	472,000	Sell	06/17/15	358,975	357,958	1,017
Citigroup, Inc.	Canadian Dollar	246,765	Sell	06/17/15	198,000	194,633	3,367
Citigroup, Inc.	Malaysian Ringgit	672,341	Sell	04/30/15	182,000	180,790	1,210
Citigroup, Inc.	Taiwan New Dollar	11,379,120	Sell	05/04/15	364,000	364,299	(299)
Credit Suisse Group AG	Japanese Yen	21,974,316	Sell	06/17/15	182,000	183,416	(1,416)
Credit Suisse Group AG	Russian Ruble	21,465,808	Sell	04/30/15	364,000	363,721	279
Credit Suisse Group AG	Colombian Peso	304,910,606	Sell	04/24/15	115,716	116,947	(1,231)
Deutsche Bank AG	Peruvian Nuevo Sol	565,806	Sell	04/13/15	181,000	182,337	(1,337)
Deutsche Bank AG	South Korean Won	222,482,000	Sell	04/20/15	196,831	200,420	(3,589)
Deutsche Bank AG	Colombian Peso	473,134,000	Sell	04/13/15	181,000	181,721	(721)
Deutsche Bank AG	Malaysian Ringgit	1,112,371	Sell	04/24/15	298,000	299,380	(1,380)
Deutsche Bank AG	Thai Baht	8,377,911	Sell	04/16/15	253,400	257,290	(3,890)
Deutsche Bank AG	Malaysian Ringgit	1,355,099	Sell	05/05/15	364,000	364,176	(176)
Deutsche Bank AG	Taiwan New Dollar	13,645,310	Sell	05/08/15	436,161	436,873	(712)
Deutsche Bank AG	Chinese Offshore Yuan	4,572,568	Sell	06/17/15	728,000	730,314	(2,314)
Deutsche Bank AG	Chinese Offshore Yuan	3,420,281	Sell	06/17/15	538,000	546,275	(8,275)
Deutsche Bank AG	Brazilian Real	273,053	Sell	04/02/15	94,127	85,555	8,572
Deutsche Bank AG	Japanese Yen	43,681,019	Sell	06/17/15	364,000	364,599	(599)
Deutsche Bank AG	EU Euro	409,000	Sell	06/17/15	449,276	440,241	9,035
Deutsche Bank AG	South African Rand	2,274,312	Sell	06/17/15	181,000	185,142	(4,142)
Deutsche Bank AG	Japanese Yen	43,592,257	Sell	06/17/15	362,000	363,858	(1,858)
Deutsche Bank AG	Mexican Peso	44,560,802	Sell	06/18/15	2,875,633	2,906,012	(30,379)
Deutsche Bank AG	EU Euro	685,936	Sell	06/17/15	726,622	738,331	(11,709)
Deutsche Bank AG	Singapore Dollar	542,410	Sell	06/17/15	396,000	394,482	1,518
JPMorgan Chase & Co.	South Korean Won	864,300,500	Sell	04/02/15	785,514	779,036	6,478
JPMorgan Chase & Co.	Malaysian Ringgit	1,352,442	Sell	04/23/15	364,000	364,046	(46)
JPMorgan Chase & Co.	Taiwan New Dollar	9,121,601	Sell	05/08/15	292,640	292,040	600
JPMorgan Chase & Co.	Chinese Offshore Yuan	1,591,117	Sell	06/17/15	250,408	254,127	(3,719)
Morgan Stanley	Brazilian Real	566,038	Sell	04/02/15	181,000	177,355	3,645
Morgan Stanley	Russian Ruble	11,101,581	Sell	04/13/15	181,000	189,711	(8,711)
Morgan Stanley	Russian Ruble	11,365,895	Sell	04/20/15	181,000	193,552	(12,552)
Morgan Stanley	South African Rand	2,244,409	Sell	06/17/15	181,000	182,708	(1,708)
The Royal Bank of Canada	Brazilian Real	574,599	Sell	04/02/15	182,000	180,038	1,962
The Royal Bank of Canada	Brazilian Real	287,250	Sell	04/02/15	100,000	90,003	9,997
The Royal Bank of Canada	Japanese Yen	87,775,950	Sell	06/17/15	724,000	732,652	(8,652)
The Royal Bank of Canada	Canadian Dollar	231,403	Sell	06/17/15	181,000	182,516	(1,516)
The Royal Bank of Canada	Australian Dollar	476,000	Sell	06/17/15	359,920	360,992	(1,072)
The Royal Bank of Canada	Canadian Dollar	123,893	Sell	06/17/15	99,000	97,719	1,281
The Royal Bank of Scotland Group PLC	Canadian Dollar	974,054	Sell	06/17/15	769,000	768,271	729
The Royal Bank of Scotland Group PLC	Turkish Lira	486,449	Sell	06/17/15	182,000	183,518	(1,518)
The Royal Bank of Scotland Group PLC	Turkish Lira	963,321	Sell	06/17/15	364,000	363,423	577
The Royal Bank of Scotland Group PLC	Turkish Lira	261,433	Sell	06/17/15	99,000	98,628	372
Standard Chartered PLC	Brazilian Real	1,283,044	Sell	04/17/15	441,060	400,426	40,634

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Standard Chartered PLC	South African Rand	1,716,044	Sell	06/17/15	$138,919	$139,696	$(777)
Standard Chartered PLC	South African Rand	2,263,477	Sell	06/17/15	181,000	184,260	(3,260)
Standard Chartered PLC	EU Euro	684,000	Sell	06/17/15	724,031	736,247	(12,216)
Standard Chartered PLC	South African Rand	2,273,094	Sell	06/17/15	181,000	185,043	(4,043)
Standard Chartered PLC	Turkish Lira	483,632	Sell	06/17/15	181,000	182,455	(1,455)
Standard Chartered PLC	Australian Dollar	468,000	Sell	06/17/15	360,032	354,924	5,108
Standard Chartered PLC	Chinese Offshore Yuan	4,163,590	Sell	06/17/15	654,982	664,993	(10,011)
State Street Bank	Mexican Peso	5,607,766	Sell	06/17/15	364,000	365,730	(1,730)
State Street Bank	New Zealand Dollar	981,162	Sell	06/17/15	715,512	728,083	(12,571)
State Street Bank	Singapore Dollar	1,399,798	Sell	06/17/15	1,011,707	1,018,040	(6,333)
State Street Bank	Brazilian Real	336,538	Sell	04/02/15	109,000	105,446	3,554
State Street Bank	Colombian Peso	1,129,676,000	Sell	04/10/15	436,000	434,050	1,950
State Street Bank	Turkish Lira	957,296	Sell	06/17/15	357,000	361,150	(4,150)
UBS AG	EU Euro	151,442	Sell	06/17/15	160,887	163,010	(2,123)
UBS AG	Canadian Dollar	231,673	Sell	06/17/15	181,000	182,729	(1,729)
UBS AG	Australian Dollar	479,018	Sell	06/17/15	361,913	363,281	(1,368)
UBS AG	EU Euro	340,000	Sell	06/17/15	362,311	365,971	(3,660)
UBS AG	Canadian Dollar	231,440	Sell	06/17/15	181,000	182,545	(1,545)
UBS AG	Brazilian Real	594,676	Sell	04/02/15	181,000	186,328	(5,328)
UBS AG	Brazilian Real	576,310	Sell	04/02/15	200,000	180,574	19,426
UBS AG	Indonesian Rupiah	1,528,039,320	Sell	05/29/15	116,130	114,817	1,313
Westpac Bank	New Zealand Dollar	481,000	Sell	06/17/15	362,734	356,932	5,802
Westpac Bank	Australian Dollar	473,000	Sell	06/17/15	362,261	358,716	3,545
Westpac Bank	Australian Dollar	239,000	Sell	06/17/15	179,781	181,255	(1,474)
Westpac Bank	Singapore Dollar	372,079	Sell	06/17/15	270,960	270,605	355
							$(51,964)

At March 31, 2015, the following futures contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro-Bund	8	06/08/15	$1,365,648	$17,086
Long-Term Euro-BTP	4	06/08/15	604,632	9
U.S. Treasury 2-Year Note	5	06/30/15	1,095,781	382
U.S. Treasury Ultra Long Bond	54	06/19/15	9,173,250	56,300
			$12,239,311	$73,777
Short Contracts
Euro-OAT	(12)	06/08/15	(2,013,505)	(27,944)
U.S. Treasury 10-Year Note	(43)	06/19/15	(5,542,969)	(21,368)
U.S. Treasury 5-Year Note	(6)	06/30/15	(721,266)	(10,979)
U.S. Treasury Long Bond	(15)	06/19/15	(2,458,125)	(31,940)
			$(10,735,865)	$(92,231)

At March 31, 2015, the following centrally cleared credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.23	Sell	1.000	Intercontinental Exchange	12/20/19	USD	23,725,000	$394,879	$(353)
							$394,879	$(353)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At March 31, 2015, the following centrally cleared interest rate swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 6-month AUD-BBR-BBSW and pay a fixed rate equal to 4.500%	LCH.Clearnet	12/18/24	AUD	5,140,000	$(220,570)	$(56,487)
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 6-month AUD-BBR-BBSW	LCH.Clearnet	06/17/25	AUD	620,000	10,552	9,833
Receive a floating rate based on the 6-month AUD-BBR-BBSW and pay a fixed rate equal to 3.000%	LCH.Clearnet	06/17/25	AUD	1,710,000	(29,102)	(39,439)
Receive a fixed rate equal to 2.500% and pay a floating rate based on the 6-month CAD-BA-CDOR	Chicago Mercantile Exchange	12/18/24	CAD	1,700,000	3,174	14,570
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.500%	Chicago Mercantile Exchange	02/20/30	EUR	2,020,000	(45,732)	(18,358)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.350%	Chicago Mercantile Exchange	02/27/30	EUR	5,800,000	(237,956)	(81,909)
Receive a fixed rate equal to 1.140% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	02/27/35	EUR	1,680,000	112,831	42,002
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.500%	Chicago Mercantile Exchange	02/03/45	EUR	1,375,000	(147,877)	(163,395)
Receive a fixed rate equal to 0.750% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	06/17/20	EUR	1,670,000	43,548	998
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.500%	Chicago Mercantile Exchange	12/18/24	EUR	7,360,000	(257,497)	(80,371)
Receive a fixed rate equal to 1.100% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	02/20/25	EUR	1,540,000	19,833	8,419
Receive a fixed rate equal to 1.150% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	02/27/25	EUR	6,260,000	96,632	32,405
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.500%	Chicago Mercantile Exchange	06/17/25	EUR	2,050,000	(202,978)	(35,810)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 2.000%	LCH.Clearnet	06/17/45	GBP	1,575,000	(6,133)	(52,470)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 1.750%	LCH.Clearnet	06/17/17	GBP	2,360,000	(55,416)	(18,187)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 1.500%	LCH.Clearnet	06/17/25	GBP	190,000	5,552	(10,247)
Receive a fixed rate equal to 1.700% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	LCH.Clearnet	02/20/30	JPY	259,760,000	14,591	7,265
Receive a fixed rate equal to 1.750% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	LCH.Clearnet	02/03/45	JPY	362,875,000	(39,661)	69,028
Receive a fixed rate equal to 1.500% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	LCH.Clearnet	06/17/45	JPY	217,830,000	58,909	32,313
Receive a fixed rate equal to 1.250% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	LCH.Clearnet	12/19/23	JPY	1,882,330,000	411,764	31,184
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.900%	LCH.Clearnet	02/20/25	JPY	200,640,000	(2,232)	(936)
Receive a fixed rate equal to 0.750% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	LCH.Clearnet	06/17/25	JPY	394,450,000	47,381	16,276
Receive a fixed rate equal to 1.000% and pay a floating rate based on the 6-month NOK-NIBOR-NIBR	LCH.Clearnet	05/11/17	NOK	58,400,000	(28,055)	(24,936)
Receive a floating rate based on the 6-month NOK-NIBOR-NIBR and pay a fixed rate equal to 3.500%	Chicago Mercantile Exchange	12/18/24	NOK	13,230,000	(90,436)	(13,153)
Receive a fixed rate equal to 3.500% and pay a floating rate equal to the 3-month NZD-BBR-FRA	LCH.Clearnet	06/17/20	NZD	610,000	(2,662)	253
Receive a floating rate based on the 3-month SEK-STIBOR-SIDE and pay a fixed rate equal to 0.500%	LCH.Clearnet	06/17/20	SEK	13,500,000	(3,398)	770
Receive a floating rate based on the 3-month SEK-STIBOR-SIDE and pay a fixed rate equal to 1.500%	LCH.Clearnet	06/17/25	SEK	1,160,000	(6,335)	(3,096)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.500%	Chicago Mercantile Exchange	02/03/45	USD	1,000,000	19,961	(36,343)
Receive a fixed rate equal to 3.250% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/17/45	USD	1,130,000	210,005	60,169
Receive a fixed rate equal to 1.250% and pay a floating rate equal to the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/17/17	USD	2,930,000	18,202	12,960

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

		Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.250%	Chicago Mercantile Exchange	06/17/20	USD	250,000	$(7,592)	$(506)
Receive a fixed rate equal to 4.500% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/19/23	USD	5,560,000	509,360	76,805
Receive a fixed rate equal to 2.750% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/17/25	USD	1,150,000	70,557	25,512
					$269,220	$(194,881)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$410,903
Interest rate contracts	Futures contracts	73,777
Interest rate contracts	Interest rate swaps	440,762
Total Asset Derivatives		$925,442

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$401,670
Interest rate contracts	Futures contracts	92,231
Credit contracts	Credit default swaps	353
Interest rate contracts	Interest rate swaps	635,643
Total Liability Derivatives		$1,129,897

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2015:

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	JPMorgan Chase & Co.	Morgan Stanley	Standard Chartered Bank PLC	State Street Bank	The Royal Bank of Canada	The Royal Bank of Scotland Group PLC	UBS AG	Westpac Bank	Totals
Assets:
Forward foreign currency contracts	$1,495	$21,585	$5,010	$29,408	$3,687	$54,777	$36,604	$65,813	$59,769	$24,407	$39,757	$6,070	$45,838	$16,683	$410,903
Total Assets	$1,495	$21,585	$5,010	$29,408	$3,687	$54,777	$36,604	$65,813	$59,769	$24,407	$39,757	$6,070	$45,838	$16,683	$410,903

Liabilities:
Forward foreign currency contracts	$14,193	$30,783	$9,843	$21,975	$2,647	$77,740	$36,246	$45,741	$49,308	$45,613	$21,819	$6,025	$23,530	$16,207	$401,670
Total Liabilities	$14,193	$30,783	$9,843	$21,975	$2,647	$77,740	$36,246	$45,741	$49,308	$45,613	$21,819	$6,025	$23,530	$16,207	$401,670

Net OTC derivative instruments by counterparty, at fair value	$(12,698)	$(9,198)	$(4,833)	$7,433	$1,040	$(22,963)	$358	$20,072	$10,461	$(21,206)	$17,938	$45	$22,308	$476	$9,233

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(12,698)	$(9,198)	$(4,833)	$7,433	$1,040	$(22,963)	$358	$20,072	$10,461	$(21,206)	$17,938	$45	$22,308	$476	$9,233

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Insurance Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 28, 2015